Other net income (Tables)	12 Months Ended
Dec. 31, 2025
Other net income
Schedule of other net income

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Net foreign exchange gain/(losses) (i)	109,095	(15,025)	(33,730)	(19,357)
(Losses)/gain on disposal of property, plants and equipment and intangible assets	(5,350)	(1,632)	(2,534)	7,275
Investment income from other investments	42,921	14,281	81,145	103,675
Gains on revaluation of the previously held equity-accounted investees	—	—	—	8,600
Scrap income	12,137	5,912	10,742	11,935
Net change in fair value of other investments	(3,692)	14,270	29,930	77,227
(Provision)/reversal of litigation compensation (ii)	(37,710)	408	300	—
Gains relating to cancellation and modification of lease contracts	193	4,821	15,201	12,123
Gain on disposal of a subsidiary	—	—	8,759	194
Others	(3,488)	(1,930)	4,883	(6,062)
	114,106	21,105	114,696	195,610

Notes:

(i)	Net foreign exchange gain for the year ended June 30, 2023 was mainly caused by the appreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar cash and cash equivalents and trade and other receivables.
(ii)	Litigation compensation for the year ended June 30, 2023 mainly represented the provisions made for the lawsuits relating to employees’ compensation and illicit competition.